JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.9%
Aerospace & Defense — 1.5%
General Dynamics Corp.	12	2,666
Howmet Aerospace, Inc.	33	1,395
Raytheon Technologies Corp.	231	22,633
Textron, Inc.	143	10,110
		36,804
Air Freight & Logistics — 1.2%
FedEx Corp.	18	4,225
United Parcel Service, Inc., Class B	131	25,396
		29,621
Automobile Components — 0.2%
Aptiv plc *	31	3,534
Magna International, Inc. (Canada)	19	1,004
		4,538
Automobiles — 1.6%
Tesla, Inc. * (a)	185	38,403
Banks — 3.4%
Bank of America Corp.	708	20,252
Citigroup, Inc.	178	8,366
Fifth Third Bancorp	195	5,196
M&T Bank Corp.	20	2,415
Truist Financial Corp.	313	10,678
US Bancorp	438	15,777
Wells Fargo & Co.	575	21,487
		84,171
Beverages — 2.6%
Coca-Cola Co. (The)	493	30,600
Constellation Brands, Inc., Class A	36	8,092
Monster Beverage Corp. *	56	3,025
PepsiCo, Inc.	120	21,872
		63,589
Biotechnology — 3.3%
AbbVie, Inc.	216	34,444
Biogen, Inc. *	29	8,156
BioMarin Pharmaceutical, Inc. *	22	2,168
Neurocrine Biosciences, Inc. *	21	2,107
Regeneron Pharmaceuticals, Inc. *	20	16,447
Sarepta Therapeutics, Inc. *	23	3,123
Vertex Pharmaceuticals, Inc. *	48	15,054
		81,499
Broadline Retail — 3.2%
Amazon.com, Inc. * (a)	757	78,214

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.9%
Masco Corp.	113	5,594
Trane Technologies plc	90	16,564
		22,158
Capital Markets — 2.8%
Charles Schwab Corp. (The)	50	2,636
CME Group, Inc.	85	16,225
Goldman Sachs Group, Inc. (The)	9	2,978
Intercontinental Exchange, Inc.	108	11,273
Morgan Stanley	119	10,420
Raymond James Financial, Inc.	93	8,667
S&P Global, Inc.	34	11,823
State Street Corp.	71	5,372
		69,394
Chemicals — 2.2%
Air Products and Chemicals, Inc.	15	4,372
Celanese Corp.	16	1,727
Dow, Inc.	147	8,080
DuPont de Nemours, Inc.	35	2,479
Eastman Chemical Co.	84	7,063
Linde plc	49	17,527
LyondellBasell Industries NV, Class A	41	3,833
PPG Industries, Inc.	75	9,987
		55,068
Commercial Services & Supplies — 0.2%
Cintas Corp.	10	4,571
Communications Equipment — 0.2%
Motorola Solutions, Inc.	21	5,929
Consumer Finance — 0.5%
American Express Co.	60	9,920
Capital One Financial Corp.	27	2,574
		12,494
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	38	18,968
Containers & Packaging — 0.1%
Avery Dennison Corp.	10	1,780
Distributors — 0.1%
LKQ Corp.	27	1,508
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.	37	719
Electric Utilities — 1.4%
NextEra Energy, Inc.	322	24,822
PG&E Corp. *	587	9,494
		34,316

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.6%
Eaton Corp. plc	91	15,525
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	92	3,236
Energy Equipment & Services — 0.1%
Baker Hughes Co.	128	3,682
Entertainment — 0.6%
Netflix, Inc. *	43	14,929
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	113	34,898
FleetCor Technologies, Inc. *	44	9,205
Mastercard, Inc., Class A (a)	107	39,022
Visa, Inc., Class A	130	29,410
		112,535
Food Products — 0.3%
Mondelez International, Inc., Class A	106	7,393
Ground Transportation — 1.0%
CSX Corp.	157	4,698
Norfolk Southern Corp.	40	8,448
Uber Technologies, Inc. *	83	2,636
Union Pacific Corp.	44	8,952
		24,734
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	140	14,191
Baxter International, Inc.	155	6,288
Boston Scientific Corp. *	243	12,172
Dexcom, Inc. *	28	3,259
Intuitive Surgical, Inc. *	44	11,301
Medtronic plc	106	8,502
ResMed, Inc.	4	742
Stryker Corp.	18	5,111
		61,566
Health Care Providers & Services — 3.1%
Centene Corp. *	113	7,141
CVS Health Corp.	54	4,025
Elevance Health, Inc.	30	13,758
Humana, Inc.	14	6,923
McKesson Corp.	15	5,195
UnitedHealth Group, Inc.	85	40,211
		77,253
Health Care REITs — 0.3%
Ventas, Inc.	180	7,812
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	62	1,023

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc. *	6	16,092
Chipotle Mexican Grill, Inc. *	9	14,855
Domino's Pizza, Inc.	9	3,063
Expedia Group, Inc. *	75	7,236
Marriott International, Inc., Class A	48	7,868
McDonald's Corp.	42	11,746
Royal Caribbean Cruises Ltd. *	15	993
Yum! Brands, Inc.	88	11,663
		73,516
Household Durables — 0.4%
Lennar Corp., Class A	54	5,679
Toll Brothers, Inc.	52	3,137
Whirlpool Corp.	5	666
		9,482
Household Products — 1.7%
Colgate-Palmolive Co.	193	14,522
Kimberly-Clark Corp.	53	7,155
Procter & Gamble Co. (The)	134	19,832
		41,509
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	148	28,351
Industrial REITs — 0.7%
Prologis, Inc.	146	18,220
Insurance — 1.9%
Globe Life, Inc.	45	4,964
MetLife, Inc.	24	1,392
Progressive Corp. (The)	167	23,873
Prudential Financial, Inc.	27	2,231
Travelers Cos., Inc. (The)	85	14,524
		46,984
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A *	487	50,536
Alphabet, Inc., Class C *	365	37,949
Meta Platforms, Inc., Class A *	198	41,854
		130,339
IT Services — 1.2%
Accenture plc, Class A	77	21,845
Cognizant Technology Solutions Corp., Class A	140	8,546
		30,391
Life Sciences Tools & Services — 1.7%
Danaher Corp.	53	13,364
Thermo Fisher Scientific, Inc.	51	29,178
		42,542

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Deere & Co.	47	19,329
Dover Corp.	38	5,817
Otis Worldwide Corp.	108	9,168
Parker-Hannifin Corp.	39	13,014
		47,328
Media — 1.4%
Charter Communications, Inc., Class A *	39	13,730
Comcast Corp., Class A	523	19,838
		33,568
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	86	3,515
Nucor Corp.	26	4,098
		7,613
Multi-Utilities — 1.5%
Ameren Corp.	71	6,173
CenterPoint Energy, Inc.	239	7,048
CMS Energy Corp.	47	2,896
Dominion Energy, Inc.	75	4,167
Public Service Enterprise Group, Inc.	146	9,101
Sempra Energy	53	7,960
		37,345
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	65	10,586
ConocoPhillips	199	19,809
Diamondback Energy, Inc.	104	14,038
EOG Resources, Inc.	152	17,401
Exxon Mobil Corp.	379	41,587
Marathon Oil Corp.	212	5,080
Phillips 66	16	1,602
		110,103
Passenger Airlines — 0.1%
Southwest Airlines Co.	65	2,110
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	338	23,455
Eli Lilly & Co.	66	22,697
Johnson & Johnson	131	20,224
Merck & Co., Inc.	155	16,512
Pfizer, Inc.	160	6,517
		89,405
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	21	1,979
Leidos Holdings, Inc.	63	5,750
		7,729

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.7%
Equity LifeStyle Properties, Inc.	73	4,883
Sun Communities, Inc.	43	6,010
UDR, Inc.	143	5,885
		16,778
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	204	19,965
Analog Devices, Inc.	124	24,386
Broadcom, Inc.	8	4,899
Lam Research Corp.	39	20,623
NVIDIA Corp.	151	42,106
NXP Semiconductors NV (China)	115	21,470
Qorvo, Inc. *	27	2,799
QUALCOMM, Inc.	8	1,004
Teradyne, Inc.	61	6,552
Texas Instruments, Inc.	161	29,931
		173,735
Software — 9.4%
Adobe, Inc. *	59	22,654
Cadence Design Systems, Inc. *	20	4,180
DocuSign, Inc. *	19	1,133
Intuit, Inc.	36	16,190
Microsoft Corp. (a)	564	162,699
Oracle Corp.	110	10,227
Salesforce, Inc. *	37	7,313
Workday, Inc., Class A *	35	7,243
		231,639
Specialized REITs — 0.7%
Equinix, Inc.	11	7,733
SBA Communications Corp.	40	10,553
		18,286
Specialty Retail — 3.3%
AutoNation, Inc. *	31	4,174
AutoZone, Inc. *	5	12,728
Best Buy Co., Inc.	105	8,241
Burlington Stores, Inc. *	22	4,379
Home Depot, Inc. (The)	41	12,047
Lowe's Cos., Inc.	124	24,871
O'Reilly Automotive, Inc. *	8	6,657
TJX Cos., Inc. (The)	95	7,427
		80,524
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. (a)	1,076	177,443
Seagate Technology Holdings plc	136	9,020
		186,463

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	110	13,523
Tobacco — 0.5%
Altria Group, Inc.	89	3,983
Philip Morris International, Inc.	80	7,772
		11,755
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	54	7,843
Total Common Stocks (Cost $2,318,684)		2,470,513
	NO. OF CONTRACTS
Options Purchased — 0.7%
Put Options Purchased — 0.7%
Index Funds — 0.7%
S&P 500 Index
5/31/2023 at USD 3,755.00, European Style
Notional Amount: USD 2,521,884
Counterparty: Exchange-Traded * (Cost $43,215)	6,137	17,858
	SHARES (000)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c) (Cost $1,968)	1,968	1,968
Total Investments — 100.7% (Cost $2,363,867)		2,490,339
Liabilities in Excess of Other Assets — (0.7)%		(17,782)
NET ASSETS — 100.0%		2,472,557

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	242	06/16/2023	USD	50,043	544

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	6,137	USD 2,521,884	USD 4,190.00	5/31/2023	(48,758)
Written Put Options Contracts as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	6,137	USD 2,521,884	USD 3,170.00	5/31/2023	(2,946)
Total Written Options Contracts (Premiums Received $41,345)						(51,704)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures and options contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,490,339	$—	$—	$2,490,339
Appreciation in Other Financial Instruments
Futures Contracts (a)	$544	$—	$—	$544
Depreciation in Other Financial Instruments
Options Written
Call Options Written (a)	(48,758)	—	—	(48,758)

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written (a)	$(2,946)	$—	$—	$(2,946)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(51,160)	$—	$—	$(51,160)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$60,717	$1,096,443	$1,155,192	$—	$—	$1,968	1,968	$963	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.